Schedule of Investments (unaudited)	iShares® MSCI EAFE ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.1%
Ampol Ltd.	748,945	$17,685,431
ANZ Group Holdings Ltd.	9,468,084	170,841,395
APA Group	3,979,374	21,235,846
Aristocrat Leisure Ltd.	1,823,537	46,536,647
ASX Ltd.	608,439	24,854,812
Aurizon Holdings Ltd.	5,785,039	14,209,507
BHP Group Ltd.	15,957,135	437,642,150
BlueScope Steel Ltd.	1,426,935	20,826,711
Brambles Ltd.	4,380,838	41,213,383
CAR Group Ltd.	1,121,003	24,307,270
Cochlear Ltd.	206,393	43,055,225
Coles Group Ltd.	4,213,452	43,943,004
Commonwealth Bank of Australia	5,272,049	386,280,584
Computershare Ltd.	1,770,233	31,100,106
CSL Ltd.	1,520,848	270,218,313
Dexus	3,366,015	15,289,149
Endeavour Group Ltd./Australia	4,483,957	15,419,892
Fortescue Ltd.	5,331,168	88,361,141
Goodman Group	5,381,013	108,694,458
GPT Group (The)	6,010,945	16,166,034
IDP Education Ltd.	819,690	8,546,816
Insurance Australia Group Ltd.	7,547,705	31,269,960
James Hardie Industries PLC(a)	1,383,234	47,552,759
Lottery Corp. Ltd. (The)	6,923,125	21,596,628
Macquarie Group Ltd.	1,151,655	137,897,461
Medibank Pvt Ltd.	8,619,101	19,753,761
Mineral Resources Ltd.	552,096	25,044,351
Mirvac Group	12,381,828	16,223,518
National Australia Bank Ltd.	9,820,548	212,885,125
Northern Star Resources Ltd.	3,617,916	34,293,268
Orica Ltd.	1,510,581	17,490,617
Origin Energy Ltd.	5,424,611	34,236,971
Pilbara Minerals Ltd.(b)	8,947,917	22,780,530
Qantas Airways Ltd.(a)	2,790,643	10,528,828
QBE Insurance Group Ltd.	4,703,064	53,798,199
Ramsay Health Care Ltd.	575,960	19,306,304
REA Group Ltd.	166,089	19,038,458
Reece Ltd.	711,778	12,626,697
Rio Tinto Ltd.	1,168,643	97,259,531
Santos Ltd.	10,227,085	50,188,028
Scentre Group	16,340,060	33,089,435
SEEK Ltd.	1,117,794	17,267,482
Seven Group Holdings Ltd.	512,008	12,441,335
Sonic Healthcare Ltd.	1,423,226	24,459,098
South32 Ltd.	14,272,563	32,562,579
Stockland	7,471,145	21,166,623
Suncorp Group Ltd.	3,998,973	42,710,688
Telstra Group Ltd.	12,731,260	30,079,035
Transurban Group	9,722,600	78,057,491
Treasury Wine Estates Ltd.	2,552,025	19,791,478
Vicinity Ltd.	12,109,475	14,828,888
Washington H Soul Pattinson & Co. Ltd.	736,249	15,407,919
Wesfarmers Ltd.	3,572,456	153,041,254
Westpac Banking Corp.	11,023,427	183,058,815
WiseTech Global Ltd.	525,064	30,932,852
Woodside Energy Group Ltd.	5,977,542	107,099,647
Woolworths Group Ltd.	3,845,729	78,903,251
Xero Ltd.(a)	454,501	35,286,635
		3,660,383,373
Security	Shares	Value

Austria — 0.2%
Erste Group Bank AG	1,082,459	$50,480,558
OMV AG	463,636	22,000,179
Verbund AG	214,007	16,348,242
voestalpine AG	359,751	9,607,179
		98,436,158
Belgium — 0.9%
Ageas SA/NV	502,149	23,049,421
Anheuser-Busch InBev SA/NV	2,734,475	163,449,905
Argenx SE(a)	186,353	69,614,736
D’ieteren Group	67,634	14,590,177
Elia Group SA/NV	92,166	8,873,887
Groupe Bruxelles Lambert NV	275,472	20,448,281
KBC Group NV	788,244	58,554,042
Lotus Bakeries NV	1,257	12,650,072
Sofina SA	48,302	11,306,593
Syensqo SA(a)	232,563	21,556,643
UCB SA	398,016	52,780,951
Umicore SA	657,208	14,557,306
Warehouses De Pauw CVA	553,694	14,642,084
		486,074,098
Denmark — 3.7%
AP Moller - Maersk A/S, Class A	9,460	13,416,059
AP Moller - Maersk A/S, Class B, NVS	12,845	18,613,281
Carlsberg A/S, Class B	310,225	41,729,249
Coloplast A/S, Class B	396,375	47,788,992
Danske Bank A/S	2,164,379	62,305,950
Demant A/S(a)	317,247	15,149,167
DSV A/S	551,555	78,359,084
Genmab A/S(a)	208,012	57,750,350
Novo Nordisk A/S	10,273,572	1,317,505,415
Novonesis (Novozymes) B, Class B	1,174,572	65,043,932
Orsted A/S(a)(c)	595,540	32,729,877
Pandora A/S	277,528	42,239,728
Rockwool A/S, Class B	28,844	9,402,818
Svitzer A/S, NVS	44,610	1,499,043
Tryg A/S	1,100,375	21,778,873
Vestas Wind Systems A/S(a)	3,179,210	85,198,480
		1,910,510,298
Finland — 1.0%
Elisa OYJ	441,161	19,891,668
Fortum OYJ	1,409,979	18,579,848
Kesko OYJ, Class B	859,856	14,679,785
Kone OYJ, Class B	1,070,299	52,173,853
Metso OYJ	2,092,128	23,718,666
Neste OYJ	1,333,780	30,235,614
Nokia OYJ	16,804,534	61,090,387
Nordea Bank Abp, New	9,996,786	117,144,907
Orion OYJ, Class B	339,316	12,960,211
Sampo OYJ, Class A	1,421,842	57,703,207
Stora Enso OYJ, Class R	1,823,322	24,287,791
UPM-Kymmene OYJ	1,682,402	58,959,970
Wartsila OYJ Abp	1,493,730	27,555,572
		518,981,479
France — 12.0%
Accor SA	616,282	27,008,979
Aeroports de Paris SA	107,404	13,641,890
Air Liquide SA	1,651,256	322,950,433
Airbus SE	1,866,362	307,124,297
Alstom SA(b)	907,353	14,307,208
Amundi SA(c)	193,278	13,483,925
ArcelorMittal SA	1,610,862	40,243,917

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Arkema SA	186,723	$19,267,336
AXA SA	5,707,873	197,216,009
BioMerieux	127,614	13,565,873
BNP Paribas SA	3,268,812	235,229,796
Bollore SE	2,264,302	14,697,006
Bouygues SA	626,521	23,090,614
Bureau Veritas SA	998,235	29,114,155
Capgemini SE	489,056	102,790,284
Carrefour SA	1,838,059	30,922,079
Cie. de Saint-Gobain SA	1,434,907	113,476,236
Cie. Generale des Etablissements Michelin SCA	2,138,248	82,148,590
Covivio SA/France	154,799	7,705,294
Credit Agricole SA	3,352,746	51,877,824
Danone SA	2,027,043	126,867,219
Dassault Aviation SA	63,760	13,647,743
Dassault Systemes SE	2,103,670	82,573,094
Edenred SE	783,190	37,163,826
Eiffage SA	226,478	24,164,848
Engie SA	5,749,975	99,823,069
EssilorLuxottica SA	928,678	198,023,510
Eurazeo SE	135,464	12,202,273
Eurofins Scientific SE	426,545	26,142,404
Euronext NV(c)	268,173	24,149,193
Gecina SA	144,823	14,786,688
Getlink SE	1,121,810	19,097,349
Hermes International SCA	99,536	238,288,211
Ipsen SA	116,952	14,225,611
Kering SA	234,356	82,134,556
Klepierre SA	675,112	18,128,381
La Francaise des Jeux SAEM(c)	323,935	12,207,409
Legrand SA	831,209	85,420,531
L’Oreal SA	757,527	355,168,919
LVMH Moet Hennessy Louis Vuitton SE	869,287	714,063,647
Orange SA	5,852,093	65,135,450
Pernod Ricard SA	643,813	97,371,644
Publicis Groupe SA	720,550	79,510,374
Remy Cointreau SA	70,360	6,675,034
Renault SA	605,135	29,974,353
Rexel SA	705,856	18,295,676
Safran SA	1,076,063	233,324,986
Sanofi SA	3,583,591	354,033,902
Sartorius Stedim Biotech	90,833	19,562,430
Schneider Electric SE	1,713,203	390,633,202
SEB SA	77,402	9,135,315
Societe Generale SA	2,291,920	61,755,904
Sodexo SA	278,526	24,252,215
STMicroelectronics NV	2,151,637	85,172,289
Teleperformance SE	184,942	16,752,921
Thales SA	297,836	50,056,522
TotalEnergies SE	6,823,190	495,355,121
Unibail-Rodamco-Westfield, New(a)	370,854	30,904,358
Veolia Environnement SA	2,169,517	67,445,276
Vinci SA	1,576,258	184,699,775
Vivendi SE	2,187,056	22,250,432
Worldline SA/France(a)(c)	738,262	7,657,621
		6,208,095,026
Germany — 8.1%
adidas AG	509,140	122,694,140
Allianz SE, Registered	1,233,189	349,960,578
BASF SE	2,809,790	147,223,306
Bayer AG, Registered	3,092,815	90,219,532
Bayerische Motoren Werke AG	1,003,905	109,374,738
Security	Shares	Value

Germany (continued)
Bechtle AG	257,833	$12,442,925
Beiersdorf AG	317,470	47,716,877
Brenntag SE	431,401	34,427,263
Carl Zeiss Meditec AG, Bearer	126,494	13,346,741
Commerzbank AG	3,318,744	49,323,638
Continental AG	344,285	22,313,553
Covestro AG(a)(c)	600,065	30,053,858
Daimler Truck Holding AG	1,684,002	75,942,135
Delivery Hero SE, Class A(a)(c)	546,984	15,303,273
Deutsche Bank AG, Registered	6,101,834	97,461,630
Deutsche Boerse AG	598,148	115,318,109
Deutsche Lufthansa AG, Registered(a)	1,860,488	13,314,822
Deutsche Post AG, Registered	3,120,592	130,658,961
Deutsche Telekom AG, Registered	10,203,766	233,723,009
E.ON SE	7,067,970	93,593,829
Evonik Industries AG	731,137	15,237,380
Fresenius Medical Care AG & Co. KGaA	646,596	27,223,440
Fresenius SE & Co. KGaA	1,331,059	39,719,301
GEA Group AG	515,606	20,809,848
Hannover Rueck SE	189,829	47,085,934
Heidelberg Materials AG	410,298	41,290,608
Henkel AG & Co. KGaA	328,517	23,623,176
Infineon Technologies AG	4,111,231	142,672,208
Knorr-Bremse AG	228,285	16,940,011
LEG Immobilien SE(a)	230,490	19,565,916
Mercedes-Benz Group AG	2,526,004	191,069,183
Merck KGaA	406,874	64,652,954
MTU Aero Engines AG	169,684	40,879,747
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	429,622	188,951,436
Nemetschek SE	180,987	15,993,687
Puma SE	327,399	15,116,337
QIAGEN NV, NVS	696,351	29,073,808
Rational AG	16,055	13,694,879
Rheinmetall AG	137,130	75,564,780
RWE AG	1,990,463	69,338,841
SAP SE	3,287,384	593,593,531
Scout24 SE(c)	243,606	17,894,725
Siemens AG, Registered	2,392,591	448,212,439
Siemens Energy AG(a)(b)	1,638,764	33,649,477
Siemens Healthineers AG(c)	889,095	49,306,963
Symrise AG, Class A	418,022	44,808,471
Talanx AG(a)	200,180	15,056,446
Volkswagen AG	92,924	13,118,366
Vonovia SE	2,308,160	66,696,649
Zalando SE(a)(c)	702,656	18,385,179
		4,203,638,637
Hong Kong — 1.9%
AIA Group Ltd.	35,768,800	261,983,312
BOC Hong Kong Holdings Ltd.	11,649,500	35,706,801
CK Asset Holdings Ltd.	6,144,684	26,210,612
CK Hutchison Holdings Ltd.	8,440,184	40,992,053
CK Infrastructure Holdings Ltd.	1,953,292	11,034,415
CLP Holdings Ltd.	5,173,500	40,695,070
ESR Group Ltd.(c)	6,704,400	7,347,148
Futu Holdings Ltd., ADR(a)	183,056	11,772,331
Galaxy Entertainment Group Ltd.	6,884,000	30,887,766
Hang Lung Properties Ltd.	6,109,000	6,742,574
Hang Seng Bank Ltd.	2,407,500	31,746,680
Henderson Land Development Co. Ltd.	4,507,764	13,590,100
HKT Trust & HKT Ltd., Class SS	11,617,440	12,825,387
Hong Kong & China Gas Co. Ltd.	35,131,513	26,712,318

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Hong Kong Exchanges & Clearing Ltd.	3,791,200	$120,463,144
Hongkong Land Holdings Ltd.(b)	3,401,900	10,869,679
Jardine Matheson Holdings Ltd.	499,400	19,161,978
Link REIT	8,124,929	34,813,630
MTR Corp. Ltd.	4,885,000	16,054,242
Power Assets Holdings Ltd.	4,353,500	24,972,333
Sands China Ltd.(a)	7,534,000	17,770,023
Sino Land Co. Ltd.	12,012,000	12,843,217
SITC International Holdings Co. Ltd.	4,083,000	8,854,368
Sun Hung Kai Properties Ltd.(b)	4,546,500	41,941,267
Swire Pacific Ltd., Class A	1,482,000	12,550,626
Swire Properties Ltd.	3,567,255	7,377,677
Techtronic Industries Co. Ltd.	4,329,533	59,831,071
WH Group Ltd.(c)	26,254,500	19,082,820
Wharf Holdings Ltd. (The)(b)	3,318,168	10,675,729
Wharf Real Estate Investment Co. Ltd.	5,175,912	16,058,331
		991,566,702
Ireland — 0.4%
AIB Group PLC	4,938,195	25,560,949
Bank of Ireland Group PLC	3,320,839	35,431,460
Kerry Group PLC, Class A	494,162	42,526,781
Kingspan Group PLC	489,907	43,576,046
Smurfit Kappa Group PLC	819,634	35,514,380
		182,609,616
Israel — 0.7%
Azrieli Group Ltd.	128,013	8,236,396
Bank Hapoalim BM	3,976,207	35,819,366
Bank Leumi Le-Israel BM	4,772,586	37,188,511
Check Point Software Technologies Ltd.(a)(b)	294,820	44,052,004
CyberArk Software Ltd.(a)	131,520	31,466,160
Elbit Systems Ltd.	83,643	17,026,174
Global-e Online Ltd.(a)	311,362	10,439,968
ICL Group Ltd.	2,398,511	11,258,539
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	3,815,810	19,572,138
Mizrahi Tefahot Bank Ltd.	476,339	17,345,517
Monday.com Ltd.(a)	91,662	17,354,366
Nice Ltd.(a)	198,603	44,409,675
Teva Pharmaceutical Industries Ltd., ADR(a)	3,530,271	49,600,308
Wix.com Ltd.(a)	173,726	20,650,810
		364,419,934
Italy — 2.7%
Amplifon SpA	392,076	13,089,971
Assicurazioni Generali SpA	3,190,750	77,798,267
Banco BPM SpA	3,828,651	25,137,543
Davide Campari-Milano NV	1,946,673	19,522,795
DiaSorin SpA	76,521	7,728,416
Enel SpA	25,604,957	168,287,070
Eni SpA	6,908,165	110,956,787
Ferrari NV	396,825	163,204,048
FinecoBank Banca Fineco SpA	1,924,451	29,482,131
Infrastrutture Wireless Italiane SpA(c)	1,058,728	11,346,318
Intesa Sanpaolo SpA	46,045,542	172,348,708
Leonardo SpA	887,232	20,390,409
Mediobanca Banca di Credito Finanziario SpA	1,720,737	24,448,410
Moncler SpA	648,847	44,174,911
Nexi SpA(a)(c)	1,876,334	10,916,805
Poste Italiane SpA(c)	1,629,428	20,698,817
Prysmian SpA	827,918	44,921,460
Recordati Industria Chimica e Farmaceutica SpA	329,900	17,555,085
Snam SpA	6,354,405	29,073,127
Security	Shares	Value

Italy (continued)
Stellantis NV	6,975,136	$154,335,321
Telecom Italia SpA/Milano(a)(b)	31,747,616	7,526,579
Tenaris SA, NVS	1,486,601	24,688,286
Terna - Rete Elettrica Nazionale	4,441,069	35,581,450
UniCredit SpA	4,851,864	178,084,593
		1,411,297,307
Japan — 22.9%
Advantest Corp.	2,407,900	75,368,844
Aeon Co. Ltd.	2,055,200	42,970,734
AGC Inc.	622,500	23,016,456
Aisin Corp.	462,300	17,584,152
Ajinomoto Co. Inc.	1,469,000	54,619,551
ANA Holdings Inc.	502,300	9,539,681
Asahi Group Holdings Ltd.	1,507,400	51,566,581
Asahi Intecc Co. Ltd.	667,900	9,786,527
Asahi Kasei Corp.	3,931,700	27,412,329
Astellas Pharma Inc.	5,671,450	54,433,982
Azbil Corp.	376,600	10,518,438
Bandai Namco Holdings Inc.	1,878,500	35,100,100
Bridgestone Corp.	1,794,400	79,181,454
Brother Industries Ltd.	725,900	12,840,415
Canon Inc.	3,138,900	84,955,242
Capcom Co. Ltd.	1,087,200	17,897,959
Central Japan Railway Co.	2,417,900	55,292,479
Chiba Bank Ltd. (The)	1,666,000	14,072,807
Chubu Electric Power Co. Inc.	2,016,400	25,882,423
Chugai Pharmaceutical Co. Ltd.	2,104,800	66,940,725
Concordia Financial Group Ltd.	3,286,900	17,710,259
Dai Nippon Printing Co. Ltd.	673,200	19,607,694
Daifuku Co. Ltd.	952,300	19,506,727
Dai-ichi Life Holdings Inc.	2,947,152	68,259,086
Daiichi Sankyo Co. Ltd.	5,804,185	195,355,426
Daikin Industries Ltd.	829,100	113,164,928
Daito Trust Construction Co. Ltd.	190,300	20,399,081
Daiwa House Industry Co. Ltd.	1,857,300	52,262,378
Daiwa Securities Group Inc.	4,174,400	30,677,907
Denso Corp.	5,943,300	101,292,361
Dentsu Group Inc.	647,800	17,525,043
Disco Corp.	289,000	82,320,411
East Japan Railway Co.	2,847,800	52,197,216
Eisai Co. Ltd.	790,000	32,444,530
ENEOS Holdings Inc.	9,016,450	41,657,903
FANUC Corp.	2,994,900	88,706,793
Fast Retailing Co. Ltd.	549,200	143,598,782
Fuji Electric Co. Ltd.	397,000	24,694,947
FUJIFILM Holdings Corp.	3,518,400	74,845,083
Fujitsu Ltd.	5,532,800	85,471,475
GLP J-REIT(b)	14,706	11,960,569
Hamamatsu Photonics KK	435,200	15,946,454
Hankyu Hanshin Holdings Inc.	709,100	18,591,349
Hikari Tsushin Inc.	63,300	10,287,629
Hirose Electric Co. Ltd.	94,248	10,004,026
Hitachi Construction Machinery Co. Ltd.	333,800	9,534,089
Hitachi Ltd.	2,913,900	268,838,361
Honda Motor Co. Ltd.	14,517,200	165,170,559
Hoshizaki Corp.	337,200	11,619,471
Hoya Corp.	1,103,000	127,881,615
Hulic Co. Ltd.	1,188,900	10,955,302
Ibiden Co. Ltd.	349,900	13,300,916
Idemitsu Kosan Co. Ltd.	3,163,015	21,429,797
Iida Group Holdings Co. Ltd.	486,180	6,206,529
Inpex Corp.	3,037,943	45,507,770

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Isuzu Motors Ltd.	1,829,700	$23,187,510
ITOCHU Corp.	3,730,000	168,277,949
Japan Airlines Co. Ltd.	437,600	7,753,729
Japan Exchange Group Inc.	1,571,800	36,812,360
Japan Metropolitan Fund Invest	21,685	13,091,850
Japan Post Bank Co. Ltd.	4,547,800	46,161,571
Japan Post Holdings Co. Ltd.	6,508,100	62,499,222
Japan Post Insurance Co. Ltd.	610,000	11,452,187
Japan Real Estate Investment Corp.	3,967	13,452,653
Japan Tobacco Inc.	3,771,400	101,456,754
JFE Holdings Inc.	1,803,575	26,919,646
Kajima Corp.	1,323,300	25,350,568
Kansai Electric Power Co. Inc. (The)	2,206,500	33,052,084
Kao Corp.	1,458,300	60,158,082
Kawasaki Kisen Kaisha Ltd.	1,282,800	18,074,498
KDDI Corp.	4,704,100	130,533,023
KDX Realty Investment Corp.	12,747	12,572,838
Keisei Electric Railway Co. Ltd.	431,700	16,082,086
Keyence Corp.	611,492	268,915,587
Kikkoman Corp.	2,205,000	26,273,472
Kintetsu Group Holdings Co. Ltd.	562,200	14,453,357
Kirin Holdings Co. Ltd.	2,434,800	35,542,227
Kobe Bussan Co. Ltd.	468,000	10,107,524
Koito Manufacturing Co. Ltd.	642,700	8,644,786
Komatsu Ltd.	2,907,500	86,806,750
Konami Group Corp.	314,300	18,964,017
Kubota Corp.	3,138,500	50,340,676
Kyocera Corp.	4,035,100	49,182,377
Kyowa Kirin Co. Ltd.	829,800	13,935,538
Lasertec Corp.	236,400	50,992,739
LY Corp.	8,293,822	19,927,002
M3 Inc.	1,368,400	14,475,172
Makita Corp.	702,900	20,349,570
Marubeni Corp.	4,501,100	80,193,167
MatsukiyoCocokara & Co.	1,067,000	15,130,835
Mazda Motor Corp.	1,779,400	20,141,874
McDonald’s Holdings Co. Japan Ltd.(b)	267,700	11,775,770
MEIJI Holdings Co. Ltd.	720,108	16,111,954
MINEBEA MITSUMI Inc.	1,136,000	21,277,664
MISUMI Group Inc.	881,800	14,336,178
Mitsubishi Chemical Group Corp.	4,023,900	23,474,896
Mitsubishi Corp.	10,842,800	247,970,149
Mitsubishi Electric Corp.	6,064,000	105,695,074
Mitsubishi Estate Co. Ltd.	3,527,700	64,644,063
Mitsubishi HC Capital Inc.	2,671,800	17,302,691
Mitsubishi Heavy Industries Ltd.	10,072,700	90,061,136
Mitsubishi UFJ Financial Group Inc.	34,897,880	347,630,019
Mitsui & Co. Ltd.	4,067,700	196,370,985
Mitsui Chemicals Inc.	561,500	15,981,911
Mitsui Fudosan Co. Ltd.	8,378,600	85,269,532
Mitsui OSK Lines Ltd.	1,081,200	34,316,837
Mizuho Financial Group Inc.	7,569,616	146,313,922
MonotaRO Co. Ltd.	785,600	9,415,320
MS&AD Insurance Group Holdings Inc.	4,037,164	72,584,319
Murata Manufacturing Co. Ltd.	5,416,100	98,963,836
NEC Corp.	781,900	56,611,112
Nexon Co. Ltd.	1,061,000	16,542,419
Nidec Corp.	1,308,100	61,262,043
Nintendo Co. Ltd.	3,265,300	159,245,318
Nippon Building Fund Inc.	4,811	18,381,842
Nippon Express Holdings Inc.	234,100	11,976,153
Nippon Paint Holdings Co. Ltd.	2,946,900	18,863,149
Security	Shares	Value

Japan (continued)
Nippon Prologis REIT Inc.	7,138	$12,337,563
Nippon Sanso Holdings Corp.	544,500	16,172,958
Nippon Steel Corp.	2,688,035	60,262,813
Nippon Telegraph & Telephone Corp.	93,913,100	101,394,403
Nippon Yusen KK.	1,507,400	42,795,792
Nissan Chemical Corp.	390,400	13,308,023
Nissan Motor Co. Ltd.	7,528,700	27,552,807
Nissin Foods Holdings Co. Ltd.	621,600	16,587,727
Nitori Holdings Co. Ltd.	251,400	33,645,631
Nitto Denko Corp.	457,400	37,820,402
Nomura Holdings Inc.	9,418,800	53,592,796
Nomura Real Estate Holdings Inc.	361,800	10,129,356
Nomura Real Estate Master Fund Inc.	13,182	12,600,936
Nomura Research Institute Ltd.	1,207,671	29,223,085
NTT Data Group Corp.	1,980,455	30,969,992
Obayashi Corp.	2,040,800	22,776,939
Obic Co. Ltd.	218,200	28,031,386
Odakyu Electric Railway Co. Ltd.	981,600	11,035,818
Olympus Corp.	3,780,400	52,659,875
Omron Corp.	545,400	18,719,423
Ono Pharmaceutical Co. Ltd.	1,204,800	17,353,165
Oracle Corp./Japan.	119,700	8,982,836
Oriental Land Co.Ltd./Japan.	3,423,700	94,465,751
ORIX Corp.	3,686,900	75,453,921
Osaka Gas Co. Ltd.	1,162,800	25,855,868
Otsuka Corp.	710,200	14,124,542
Otsuka Holdings Co. Ltd.	1,311,200	56,062,773
Pan Pacific International Holdings Corp.	1,193,700	28,035,269
Panasonic Holdings Corp.	6,913,068	60,340,366
Rakuten Group Inc.(a)(b)	4,691,000	22,561,095
Recruit Holdings Co. Ltd.	4,523,500	194,815,201
Renesas Electronics Corp.	4,616,300	74,949,102
Resona Holdings Inc.	6,663,100	42,135,742
Ricoh Co. Ltd.	1,710,000	14,752,263
Rohm Co. Ltd.	1,074,600	15,447,210
SBI Holdings Inc.	779,280	18,974,017
SCREEN Holdings Co. Ltd.	254,500	26,258,584
SCSK Corp.	476,800	8,667,842
Secom Co. Ltd.	658,900	45,768,820
Seiko Epson Corp.	894,500	14,714,512
Sekisui Chemical Co. Ltd.	1,198,100	17,430,003
Sekisui House Ltd.	1,878,400	43,166,297
Seven & i Holdings Co. Ltd.	7,104,140	91,793,973
SG Holdings Co. Ltd.	1,003,500	11,746,055
Sharp Corp./Japan(a)	797,300	4,185,160
Shimadzu Corp.	735,400	19,979,392
Shimano Inc.	240,100	39,019,363
Shimizu Corp.	1,711,100	10,599,332
Shin-Etsu Chemical Co. Ltd.	5,660,800	219,123,567
Shionogi & Co. Ltd.	812,400	37,939,692
Shiseido Co. Ltd.	1,255,200	33,599,491
Shizuoka Financial Group Inc., NVS	1,471,200	13,731,956
SMC Corp.	180,000	94,565,981
SoftBank Corp.	9,042,300	109,065,381
SoftBank Group Corp.	3,228,900	158,799,232
Sompo Holdings Inc.	2,869,950	56,796,642
Sony Group Corp.	3,963,900	327,621,632
Square Enix Holdings Co. Ltd.	262,500	9,488,619
Subaru Corp.	1,910,800	42,666,225
SUMCO Corp.	1,098,800	16,386,740
Sumitomo Corp.	3,267,400	85,923,298
Sumitomo Electric Industries Ltd.	2,236,200	34,563,408

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sumitomo Metal Mining Co. Ltd.	776,900	$25,955,172
Sumitomo Mitsui Financial Group Inc.	3,987,200	226,488,007
Sumitomo Mitsui Trust Holdings Inc.	2,050,720	43,116,020
Sumitomo Realty & Development Co. Ltd.	894,100	30,939,347
Suntory Beverage & Food Ltd.	436,300	14,195,125
Suzuki Motor Corp.	4,919,600	57,292,578
Sysmex Corp.	1,579,700	25,259,994
T&D Holdings Inc.	1,554,100	25,358,761
Taisei Corp.	547,900	20,058,836
Takeda Pharmaceutical Co. Ltd.	4,965,410	130,501,234
TDK Corp.	1,221,800	54,505,703
Terumo Corp.	4,223,100	71,641,187
TIS Inc.	680,800	14,539,556
Tobu Railway Co.Ltd.	585,500	11,616,599
Toho Co. Ltd./Tokyo	345,600	11,578,410
Tokio Marine Holdings Inc.	5,664,200	179,024,892
Tokyo Electric Power Co. Holdings Inc.(a)	4,784,500	29,760,925
Tokyo Electron Ltd.	1,482,300	325,136,188
Tokyo Gas Co. Ltd.	1,207,900	27,089,875
Tokyu Corp.	1,621,000	19,188,680
TOPPAN Holdings Inc.	757,100	17,961,394
Toray Industries Inc.	4,302,900	19,667,352
TOTO Ltd.	443,700	12,008,515
Toyota Industries Corp.	460,800	43,788,343
Toyota Motor Corp.	33,329,020	760,187,451
Toyota Tsusho Corp.	665,800	42,331,495
Trend Micro Inc./Japan	415,900	20,494,802
Unicharm Corp.	1,264,700	37,578,195
USS Co. Ltd.	1,295,960	9,900,221
West Japan Railway Co.	1,374,800	26,095,691
Yakult Honsha Co. Ltd.	788,000	15,413,075
Yamaha Corp.	426,800	8,994,030
Yamaha Motor Co. Ltd.	2,806,700	26,178,701
Yamato Holdings Co. Ltd.	868,600	11,471,318
Yaskawa Electric Corp.	754,300	31,079,130
Yokogawa Electric Corp.	715,600	15,811,756
Zensho Holdings Co. Ltd.	301,700	11,693,652
ZOZO Inc.	430,600	9,274,467
		11,804,261,637
Netherlands — 4.9%
ABN AMRO Bank NV, CVA(c)	1,498,727	24,007,448
Adyen NV(a)(c)	68,388	81,928,831
Aegon Ltd.	4,543,763	28,297,857
AerCap Holdings NV(a)	630,297	53,253,794
Akzo Nobel NV	537,076	35,437,317
ASM International NV	147,506	92,787,010
ASML Holding NV	1,269,138	1,105,435,325
ASR Nederland NV	498,966	24,968,005
BE Semiconductor Industries NV	242,967	32,235,409
Coca-Cola Europacific Partners PLC	646,273	46,544,581
DSM-Firmenich AG	585,472	65,663,308
EXOR NV, NVS	294,657	32,169,318
Heineken Holding NV	408,676	32,875,523
Heineken NV	906,670	88,236,813
IMCD NV	179,451	27,074,596
ING Groep NV	10,462,187	165,409,955
JDE Peet’s NV	381,700	8,481,214
Koninklijke Ahold Delhaize NV	2,998,186	91,007,501
Koninklijke KPN NV	10,528,708	38,262,711
Koninklijke Philips NV(a)	2,449,130	65,039,569
NN Group NV	849,594	39,192,517
OCI NV	324,744	8,734,501
Security	Shares	Value

Netherlands (continued)
Prosus NV	4,604,966	$154,081,965
Randstad NV	339,447	17,023,584
Universal Music Group NV	2,580,691	75,911,503
Wolters Kluwer NV	782,365	117,125,111
		2,551,185,266
New Zealand — 0.2%
Auckland International Airport Ltd.	4,162,096	19,252,238
EBOS Group Ltd.	489,405	10,110,667
Fisher & Paykel Healthcare Corp. Ltd.	1,840,296	30,820,803
Mercury NZ Ltd.	2,155,839	8,104,691
Meridian Energy Ltd.	4,058,452	14,348,653
Spark New Zealand Ltd.	5,663,899	15,919,644
		98,556,696
Norway — 0.6%
Adevinta ASA(a)	1,093,576	11,163,660
Aker BP ASA	991,620	24,049,898
DNB Bank ASA	2,897,012	50,492,439
Equinor ASA	2,836,264	75,468,352
Gjensidige Forsikring ASA	612,359	9,818,131
Kongsberg Gruppen ASA	278,297	19,645,850
Mowi ASA	1,443,679	25,346,524
Norsk Hydro ASA	4,169,875	25,625,477
Orkla ASA	2,282,954	15,529,588
Salmar ASA	221,178	13,914,545
Telenor ASA	2,156,178	24,825,599
Yara International ASA	509,125	14,512,683
		310,392,746
Portugal — 0.2%
EDP - Energias de Portugal SA	9,878,934	37,097,048
EDP Renovaveis SA	942,910	12,908,606
Galp Energia SGPS SA	1,517,689	32,601,719
Jeronimo Martins SGPS SA	880,746	18,118,473
		100,725,846
Singapore — 1.4%
CapitaLand Ascendas REIT	11,737,800	22,233,993
CapitaLand Integrated Commercial Trust	16,767,625	23,902,166
CapitaLand Investment Ltd/Singapore	8,190,200	15,838,637
City Developments Ltd.	1,550,100	6,947,445
DBS Group Holdings Ltd.	6,272,560	159,683,088
Genting Singapore Ltd.	19,004,800	12,683,228
Grab Holdings Ltd., Class A(a)	6,005,778	21,020,223
Jardine Cycle & Carriage Ltd.	310,500	5,992,105
Keppel Ltd.	4,585,100	22,934,253
Mapletree Logistics Trust	10,929,128	10,724,773
Mapletree Pan Asia Commercial Trust(b)	7,461,200	6,837,242
Oversea-Chinese Banking Corp. Ltd.	10,660,198	110,669,528
Sea Ltd., ADR(a)(b)	1,161,279	73,381,220
Seatrium Ltd.(a)(b)	141,004,384	10,072,716
Sembcorp Industries Ltd.	2,804,600	10,960,577
Singapore Airlines Ltd.(b)	4,659,600	22,233,838
Singapore Exchange Ltd.	2,654,800	18,109,781
Singapore Technologies Engineering Ltd.	4,944,800	14,525,258
Singapore Telecommunications Ltd.	25,995,285	45,082,952
United Overseas Bank Ltd.	3,980,600	88,332,641
Wilmar International Ltd.	5,848,200	13,746,618
		715,912,282
Spain — 2.7%
Acciona SA	77,241	8,929,531
ACS Actividades de Construccion y Servicios SA	677,283	27,125,490
Aena SME SA(c)	236,111	43,028,770
Amadeus IT Group SA	1,418,237	90,021,070

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Banco Bilbao Vizcaya Argentaria SA	18,378,691	$198,746,670
Banco Santander SA	50,950,061	247,904,246
CaixaBank SA	11,808,904	62,274,924
Cellnex Telecom SA(c)	1,437,304	47,509,647
Enagas SA	820,886	12,039,127
Endesa SA	979,769	17,866,718
Ferrovial SE	1,632,257	58,704,717
Grifols SA(a)(b)	924,492	8,461,368
Iberdrola SA	19,319,473	236,887,190
Industria de Diseno Textil SA	3,434,085	156,357,117
Redeia Corp. SA	1,347,914	22,501,543
Repsol SA	3,820,358	59,964,639
TelefonicaSA	15,399,556	68,983,784
		1,367,306,551
Sweden — 3.0%
Alfa Laval AB	913,005	38,870,960
Assa Abloy AB, Class B	3,155,380	83,369,570
Atlas Copco AB, Class A	8,456,113	148,117,975
Atlas Copco AB, Class B	4,913,866	73,679,572
Beijer Ref AB, Class B	1,213,103	17,096,694
Boliden AB	863,458	28,377,282
Epiroc AB	2,078,344	38,423,097
Epiroc AB, Class B	1,232,362	20,427,603
EQT AB	1,175,671	31,718,840
Essity AB, Class B	1,919,451	47,889,811
Evolution AB(c)	576,942	63,743,522
Fastighets AB Balder, Class B(a)	2,052,510	12,937,595
Getinge AB, Class B	716,854	15,091,512
H & M Hennes & Mauritz AB, Class B	2,034,756	32,342,035
Hexagon AB, Class B	6,536,126	68,374,226
Holmen AB, Class B	241,287	9,397,471
Husqvarna AB, Class B	1,108,170	8,988,593
Industrivarden AB, Class A	403,541	12,995,442
Industrivarden AB, Class C	473,769	15,231,589
Indutrade AB	863,115	19,856,483
Investment AB Latour, Class B	464,601	11,194,842
Investor AB, Class B	5,448,935	133,459,362
L E Lundbergforetagen AB, Class B	238,856	11,772,693
Lifco AB, Class B	729,552	17,676,011
Nibe Industrier AB, Class B	4,771,002	22,014,458
Saab AB, Class B	252,668	20,003,400
Sagax AB, Class B	638,318	15,984,800
Sandvik AB	3,356,642	66,909,735
SecuritasAB,ClassB	1,529,372	15,326,755
Skandinaviska Enskilda Banken AB, Class A	4,995,709	65,425,908
Skanska AB, Class B	1,056,681	18,151,992
SKF AB, Class B	1,076,433	22,129,375
Svenska Cellulosa AB SCA, Class B	1,910,338	27,996,497
Svenska Handelsbanken AB, Class A	4,591,832	39,376,441
Swedbank AB, Class A	2,673,482	51,123,028
Swedish Orphan Biovitrum AB(a)	610,803	15,818,226
Tele2 AB, Class B	1,690,221	15,764,790
Telefonaktiebolaget LM Ericsson, Class B	9,227,329	46,827,633
Telia Co. AB	7,317,030	16,737,529
Volvo AB, Class A	632,557	16,659,176
Volvo AB, Class B	4,750,685	120,920,037
Volvo Car AB(a)	2,363,478	7,336,785
		1,565,539,345
Switzerland — 9.1%
ABB Ltd., Registered	5,036,097	244,696,083
Adecco Group AG, Registered	496,009	17,351,615
Security	Shares	Value

Switzerland (continued)
Alcon Inc.	1,573,129	$120,622,461
Avolta AG, Registered(a)	310,286	11,734,034
Bachem Holding AG	105,564	9,158,918
Baloise Holding AG, Registered	142,207	21,489,305
Banque Cantonale Vaudoise, Registered	93,465	9,774,061
Barry Callebaut AG, Registered	11,160	18,034,251
BKW AG	65,535	9,727,880
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	3,045	35,075,224
Chocoladefabriken Lindt & Spruengli AG, Registered	345	39,813,914
Cie. Financiere Richemont SA, Class A, Registered	1,692,387	233,933,626
Clariant AG, Registered	667,543	9,986,987
EMS-Chemie Holding AG, Registered	22,090	17,624,181
Geberit AG, Registered	105,254	56,182,608
Givaudan SA, Registered	29,069	124,321,386
Helvetia Holding AG, Registered	116,474	15,235,442
Holcim AG	1,640,852	137,351,950
Julius Baer Group Ltd.	655,738	35,185,818
Kuehne + Nagel International AG, Registered	170,297	45,008,894
Logitech International SA, Registered	518,110	40,338,581
Lonza Group AG, Registered	234,439	129,408,740
Nestle SA, Registered	8,405,551	843,918,646
Novartis AG, Registered	6,452,850	626,297,335
Partners Group Holding AG	71,447	91,921,284
Roche Holding AG, Bearer	101,076	26,588,889
Roche Holding AG, NVS	2,211,770	529,971,489
Sandoz Group AG(a)	1,289,009	43,809,413
Schindler Holding AG, Participation Certificates, NVS	128,206	31,956,140
Schindler Holding AG, Registered	73,993	18,028,672
SGS SA	471,114	41,484,240
SIG Group AG	958,421	19,152,463
Sika AG, Registered	479,952	136,527,811
Sonova Holding AG, Registered	160,082	44,251,807
Straumann Holding AG	351,485	46,725,553
Swatch Group AG (The), Bearer	90,522	19,019,691
Swatch Group AG (The), Registered	165,636	6,867,178
Swiss Life Holding AG, Registered	94,272	63,610,560
Swiss Prime Site AG, Registered	237,898	21,965,795
Swiss Re AG	949,552	103,221,396
Swisscom AG, Registered	81,403	44,658,222
Temenos AG, Registered	200,813	12,492,055
UBS Group AG, Registered	10,354,201	271,935,155
VAT Group AG(c)	85,119	42,377,402
Zurich Insurance Group AG	460,749	223,023,859
		4,691,861,014
United Kingdom — 15.2%
3i Group PLC	3,059,089	109,293,421
abrdn PLC	6,226,920	11,355,293
Admiral Group PLC	819,648	27,898,472
Anglo American PLC	4,000,347	130,721,179
Antofagasta PLC	1,241,448	34,055,125
Ashtead Group PLC	1,377,635	100,032,694
Associated British Foods PLC	1,079,216	35,719,547
AstraZeneca PLC	4,880,139	738,115,487
Auto Trader Group PLC(c)	2,828,746	24,523,754
Aviva PLC	8,558,456	49,691,667
BAE Systems PLC	9,547,278	158,792,403
Barclays PLC	48,020,563	121,073,877
Barratt Developments PLC	3,056,067	17,267,144

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Berkeley Group Holdings PLC	332,591	$19,531,609
BP PLC	53,887,351	347,338,307
British American Tobacco PLC	6,336,486	186,015,605
BT Group PLC	21,258,242	27,185,112
Bunzl PLC	1,064,140	40,807,421
Burberry Group PLC	1,184,367	16,946,677
Centrica PLC	17,344,555	27,686,620
Coca-Cola HBC AG, Class DI	693,408	22,382,322
Compass Group PLC	5,371,030	149,388,262
CRH PLC	2,201,747	170,505,005
Croda International PLC	431,058	24,689,516
DCC PLC	306,945	20,961,482
Diageo PLC	7,037,449	243,211,922
Endeavour Mining PLC	566,265	11,989,597
Entain PLC	1,969,270	19,212,605
Experian PLC	2,892,556	116,668,198
Flutter Entertainment PLC(a)	557,249	103,235,335
Glencore PLC	32,676,674	190,131,199
GSK PLC	12,933,033	268,320,486
Haleon PLC	21,672,632	91,530,885
Halma PLC	1,189,797	32,608,574
Hargreaves Lansdown PLC	1,083,553	10,949,666
Hikma Pharmaceuticals PLC	515,994	12,389,311
HSBC Holdings PLC	60,310,721	522,770,362
Imperial Brands PLC	2,684,365	61,338,140
Informa PLC	4,337,170	42,937,494
InterContinental Hotels Group PLC	533,614	52,045,475
Intertek Group PLC	507,233	31,218,429
J Sainsbury PLC	5,024,155	16,480,116
JD Sports Fashion PLC	7,840,954	11,225,695
Kingfisher PLC	6,018,936	18,540,270
Land Securities Group PLC	2,195,867	17,747,122
Legal & General Group PLC	18,716,753	54,943,019
Lloyds Banking Group PLC	200,125,229	129,157,353
London Stock Exchange Group PLC	1,311,102	144,535,986
M&G PLC	6,961,191	17,427,533
Melrose Industries PLC	4,192,047	32,934,101
Mondi PLC, NVS	1,389,631	26,376,123
National Grid PLC	11,690,431	153,345,185
NatWest Group PLC, NVS	17,887,331	67,513,606
Next PLC	379,264	42,537,483
NMC Health PLC, NVS(d)	473,933	6
Ocado Group PLC(a)	1,747,398	7,650,497
Pearson PLC	2,004,081	24,317,179
Persimmon PLC	991,257	16,051,452
Phoenix Group Holdings PLC	2,283,032	13,905,274
Prudential PLC	8,656,362	75,287,390
Reckitt Benckiser Group PLC	2,239,899	125,226,038
RELX PLC	5,935,321	243,863,777
Rentokil Initial PLC	7,905,567	39,907,087
Rio Tinto PLC	3,545,408	239,884,874
Rolls-Royce Holdings PLC(a)	26,496,994	135,877,219
Sage Group PLC (The)	3,205,454	46,481,959
Schroders PLC	2,455,439	10,764,845
Segro PLC	3,978,825	41,849,768
Severn Trent PLC	845,998	26,077,275
Shell PLC	20,471,142	727,720,362
Smith & Nephew PLC	2,736,443	33,153,774
Smiths Group PLC	1,117,987	22,538,570
Spirax-Sarco Engineering PLC	231,212	25,441,969
SSE PLC	3,429,440	71,285,692
Security	Shares	Value

United Kingdom (continued)
St. James’s Place PLC	1,684,618	$9,115,966
Standard Chartered PLC	7,359,733	63,231,428
Taylor Wimpey PLC	11,111,619	18,207,750
Tesco PLC	22,378,279	82,622,136
Unilever PLC	7,871,675	407,208,099
United Utilities Group PLC	2,134,385	27,822,074
Vodafone Group PLC	72,338,532	61,003,186
Whitbread PLC	617,117	24,322,299
Wise PLC, Class A(a)(b)	1,875,367	18,023,110
WPP PLC	3,364,358	33,721,508
		7,827,861,834

Total Common Stocks — 98.9%
(Cost: $42,898,048,563)		51,069,615,845

Preferred Stocks

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	185,592	19,069,893
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	358,967	31,957,550
Henkel AG & Co. KGaA, Preference Shares, NVS	533,228	42,360,561
Porsche Automobil Holding SE, Preference Shares, NVS	483,155	24,617,464
Sartorius AG, Preference Shares, NVS	82,291	24,601,392
Volkswagen AG, Preference Shares, NVS	649,165	79,526,024
		222,132,884
Total Preferred Stocks — 0.4%
(Cost: $282,546,709)		222,132,884

Total Long-Term Investments — 99.3%
(Cost: $43,180,595,272)		51,291,748,729

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(e)(f)(g)	115,142,635	115,177,178
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(e)(f)	14,980,000	14,980,000

Total Short-Term Securities — 0.2%
(Cost: $130,091,624)		130,157,178

Total Investments — 99.5%
(Cost: $43,310,686,896)		51,421,905,907

Other Assets Less Liabilities — 0.5%		246,139,142

Net Assets — 100.0%		$51,668,045,049

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
April 30, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$125,894,889	$—	$(10,708,199)	(a)	$1,654	$(11,166)	$115,177,178	115,142,635	$554,366	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,760,000	—	(45,780,000)	(a)	—	—	14,980,000	14,980,000	1,985,838		—
					$1,654	$(11,166)	$130,157,178		$2,540,204		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	584	06/13/24	$101,124	$1,062,999
SPI 200 Index	243	06/20/24	29,853	(621,223)
Euro STOXX 600 Index	9,303	06/21/24	248,445	(1,468,800)
				$(1,027,024)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
April 30, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$584,064,133	$50,485,551,706	$6	$51,069,615,845
Preferred Stocks	—	222,132,884	—	222,132,884
Short-Term Securities
Money Market Funds	130,157,178	—	—	130,157,178
	$714,221,311	$50,707,684,590	$6	$51,421,905,907
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,062,999	$—	$1,062,999
Liabilities
Equity Contracts	—	(2,090,023)	—	(2,090,023)
	$—	$(1,027,024)	$—	(1,027,024)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust